Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 799	¥ 1,704
Upward adjustments	¥ 669	¥ 14,950